Note 20 - Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Geograhical long-lived assets	$ 188,804	$ 190,799
UNITED STATES
Geograhical long-lived assets	119,958	108,077
EMEA [Member]
Geograhical long-lived assets	28,433	37,857
CANADA
Geograhical long-lived assets	$ 40,413	$ 44,865